Income Taxes - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) Plans	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate income tax rate	26.50%	25.00%	25.00%
Number of active plans | Plans	3
Uniform tax rate	26.50%	25.00%	25.00%
Tax benefits relating to investment tax credits	$ 909,000	$ 1,439,000	$ 1,320,000
Deferred income taxes of undistributed earnings	766,152,000
Amount of interest and penalties recognized on the consolidated statement of operations	(230,000)	751,000	(2,730,000)
Amount of interest and penalties recognized on the consolidated balance sheet	550,000	2,567,000
Amount of unrecognized tax benefits	$ 8,966,000	$ 6,858,000	$ 6,634,000	$ 13,828,000
Industrial Company [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	9.00%
Industrial Company [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	16.00%
Special Industrial Companies [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	5.00%
Special Industrial Companies [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	8.00%
Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period	2 years
Additional corporate tax exemption period	13 years
Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period	2 years
Additional corporate tax exemption period	8 years
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period	2 years
Additional corporate tax exemption period	8 years
Approved Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of active plans | Plans	2
Benefited Enterprise [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of active plans | Plans	1
Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Net operating losses carryforward	$ 0
Israel [Member] | Capital Losses Carryforward [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	$ 74,000,000
Minimum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage	90.00%
Maximum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Dividends subject to withholding tax rate	20.00%
Maximum [Member] | Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Maximum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Maximum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage	49.00%
U.K. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	$ 10,638,000
Irish Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	68,185,000
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	0
U.S. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	0
Hungarian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	$ 0